Transactions with Related Parties, Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Expenses [Abstract]
Due to related parties	$ 7,271	$ 450
Related Party [Member]
Related Party Expenses [Abstract]
Due to related parties	7,271	450
Related Party [Member] | Seanergy [Member]
Related Party Expenses [Abstract]
Due to related parties	5,597	252
Related Party [Member] | Seanergy Management [Member]
Related Party Expenses [Abstract]
Due to related parties	1,004	198
Related Party [Member] | Seanergy Shipmanagement [Member]
Related Party Expenses [Abstract]
Due to related parties	$ 670	$ 0